Consolidated Statements of Income kr in Thousands	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 SEK (kr)	Dec. 31, 2019 $ / shares
Consolidated Statements of Income
Net sales		kr 874
Research and development expenses		(241,371)
Administrative and selling expenses		(141,724)
Other operating income		2,501
Other operating income/expenses		0
Operating loss		(379,720)
Financial income		547
Financial expenses		(56,978)
Loss before income tax		(436,151)
Income tax expense		(360)
Loss for the year		(436,511)
Attributable to:
Equity holders of the Parent Company		(433,494)
Non-controlling interests		kr (3,017)
Loss per share
Before dilution to ordinary equity holders | $ / shares	$ (9.66)		$ (0.88)
After dilution to ordinary equity holders | $ / shares	$ (9.66)		$ (0.88)